2. Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 – GOING CONCERN

The Company's financial statements are prepared using U.S. GAAP applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As of the date of this Report, the Company had an accumulated deficit of $6,041,727 and no revenues to cover its operating costs. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. As of the date of this Report, the Company had not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern.

The future of the Company as an operating business will depend on its ability to (1) obtain sufficient capital contributions and/or financing as may be required to sustain its operations, and (2) to achieve adequate revenues from its operations. Management's plan to address these issues includes, (a) continued exercise of tight cost controls to conserve cash, (b) obtaining additional financing, (c) placing revenue producing products into place, and (d) identifying and executing on additional revenue generating opportunities.

There is a risk that the Company will be unable to achieve the above results or obtain adequate financing on terms considered satisfactory to the Company, or at all.

The Company’s consolidated financial statements are presented on the accrual basis of accounting and accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has sustained substantial losses from operations since commencement of operations and at December 31, 2017, the Company had an accumulated deficit of $4,536,947 and a working capital deficit of $17,113, and no revenues to cover its operating costs. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. As of the date of this Report, the Company had not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern.

The future of the Company as an operating business will depend on its ability to (1) obtain sufficient capital contributions and/or financing as may be required to sustain its operations, and (2) to achieve adequate revenues from its operations. Management's plan to address these issues includes, (a) continued exercise of tight cost controls to conserve cash, (b) obtaining additional financing, (c) placing revenue producing services into place, and (d) identifying and executing on additional revenue generating opportunities.

There is a risk that the Company will be unable to achieve the above results or obtain adequate financing on terms considered satisfactory to the Company, or at all.